ORGANIZATIONAL STRUCTURE AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATIONAL STRUCTURE AND BASIS OF PRESENTATION

NOTE 1. ORGANIZATIONAL STRUCTURE AND BASIS OF PRESENTATION

a.  ORGANIZATION

Agassi Sports Entertainment Corp. (the “Company”) was incorporated in Nevada on March 6, 1984, under the name “Sporting Life, Inc.” The Company’s name was changed to “St. Andrews Golf Corporation” on December 27, 1988, to “Saint Andrews Golf Corporation” on August 12, 1994, and to “All-American SportPark, Inc.” (“AASP”) on December 14, 1998. Effective February 15, 2021, the name of the Company was changed to “Global Acquisitions Corporation.” On March 31, 2025, the Company legally changed its name from “Global Acquisitions Corporation”, to “Agassi Sports Entertainment Corp.”

On June 10, 2016, the Company entered into a Transfer Agreement for the sale and transfer of the Company’s 51% interest in All-American Golf Center, Inc. (“AAGC”), which at the time constituted substantially all of the Company’s assets. On October 18, 2016, the Company completed the closing of the Transfer Agreement pursuant to which the Company transferred the 51% interest in AAGC to Ronald Boreta, the Chief Executive Officer, President and director of the Company and John Boreta, his brother, who was at the time a member of the Board of Directors of the Company (collectively, the “Boretas”), and also issued to the Boretas 1,000,000 shares of the Company’s common stock, in exchange for the cancellation of promissory notes held by the Boretas and accrued interest totaling $8,864,255. AAGC constituted substantially all of the Company’s assets and following the closing of the Transfer Agreement, the Company had no or nominal operations and no or nominal assets and was therefore considered to be a “Shell Company” as that term is defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Company remained a “Shell Company” until May 31, 2025, when the Company entered into that certain Trademark Acquisition Agreement dated May 31, 2025, discussed in greater detail below under Note 5.

In connection with the closing of the Transfer Agreement, AAGC assumed the obligation of the Company to pay Ronald Boreta for deferred salary of $340,000. In addition, AAGC cancelled $4,267,802 in advances previously made by it to the Company to fund its operations.

Also in connection with the closing of the Transfer Agreement, entities controlled by the Boretas cancelled $1,286,702 owed to them by the Company. In addition, the Company cancelled $27,615 of amounts due from entities controlled by the Boretas.

Also, as a result of the Transfer Agreement, on October 18, 2016, the Company derecognized the assets and liabilities of AAGC.

The sale and transfer of the Company’s 51% interest in AAGC to the controlling shareholders of the Company is a common control transaction and recorded at book value. Any difference between the proceeds received by the Company and the book value of assets and liabilities of AAGC, cancellation of promissory notes and accrued interest, assumption of deferred salary, cancellation of amounts due to and due from entities controlled by the Boretas is recognized as a capital transaction with no gain or loss recorded.

b. BASIS OF PRESENTATION

The unaudited condensed interim financial statements included herein, presented in accordance with United States Generally Accepted Accounting Principles (GAAP) and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which, in the opinion of management, are necessary for fair presentation of the information contained therein. It is suggested that these unaudited condensed interim financial statements be read in conjunction with the financial statements of the Company for the year ended December 31, 2025 and notes thereto included in the Company’s Annual Report on Form 10-K. The Company follows the same accounting policies in the preparation of interim reports.

Results of operations for interim periods may not be indicative of annual results.

c. BUSINESS ACTIVITIES

At this time, the Company’s plan is to create and manage unique content, building sports communities around entertainment, media, wellness, education, commerce, and charitable efforts, with the goal of becoming a leading media and entertainment company in the world of racket sports.

NOTE 1. ORGANIZATIONAL STRUCTURE AND BASIS OF PRESENTATION

a.  ORGANIZATION

Agassi Sports Entertainment Corp. (the “Company”) was incorporated in Nevada on March 6, 1984, under the name “Sporting Life, Inc.” The Company’s name was changed to “St. Andrews Golf Corporation” on December 27, 1988, to “Saint Andrews Golf Corporation” on August 12, 1994, and to “All-American SportPark, Inc.” (“AASP”) on December 14, 1998. Effective February 15, 2021, the name of the Company was changed to “Global Acquisitions Corporation.” On March 31, 2025, the Company legally changed its name from “Global Acquisitions Corporation” to “Agassi Sports Entertainment Corp.”

On June 10, 2016, the Company entered into a Transfer Agreement for the sale and transfer of the Company’s 51% interest in All-American Golf Center, Inc. (“AAGC”), which at the time constituted substantially all of the Company’s assets. On October 18, 2016, the Company completed the closing of the Transfer Agreement pursuant to which the Company transferred the 51% interest in AAGC to Ronald Boreta, the Chief Executive Officer, President and director of the Company and John Boreta, his brother, who was at the time a member of the Board of Directors of the Company (collectively, the “Boretas”), and also issued to the Boretas 1,000,000 shares of the Company’s common stock, in exchange for the cancellation of promissory notes held by the Boretas and accrued interest totaling $8,864,255. AAGC constituted substantially all of the Company’s assets and following the closing of the Transfer Agreement, the Company had no or nominal operations and no or nominal assets and was therefore considered to be a “Shell Company” as that term is defined in Rule 12b-2 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Company remained a “Shell Company” until May 31, 2025, when the Company entered into that certain Trademark Acquisition Agreement dated May 31, 2025, discussed in greater detail below under Note 5.

In connection with the closing of the Transfer Agreement, AAGC assumed the obligation of the Company to pay Ronald Boreta for deferred salary of $340,000. In addition, AAGC cancelled $4,267,802 in advances previously made by it to the Company to fund its operations.

Also in connection with the closing of the Transfer Agreement, entities controlled by the Boretas cancelled $1,286,702 owed to them by the Company. In addition, the Company cancelled $27,615 of amounts due from entities controlled by the Boretas.

Also, as a result of the Transfer Agreement, on October 18, 2016, the Company derecognized the assets and liabilities of AAGC.

The sale and transfer of the Company’s 51% interest in AAGC to the controlling shareholders of the Company is a common control transaction and recorded at book value. Any difference between the proceeds received by the Company and the book value of assets and liabilities of AAGC, cancellation of promissory notes and accrued interest, assumption of deferred salary, cancellation of amounts due to and due from entities controlled by the Boretas is recognized as a capital transaction with no gain or loss recorded.

b. BASIS OF PRESENTATION

The financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America. (“GAAP”).

c. BUSINESS ACTIVITIES

At this time, the Company’s purpose is to seek, investigate and, if such investigation warrants, acquire an interest in business opportunities presented to the Company by persons or firms who or which desire to seek the perceived advantages of a corporation whose securities are registered pursuant to the Exchange Act.  The Company is currently focused on opportunities in the pickleball and padel industries.